Long-Term Investments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2018	Dec. 31, 2018
Long-Term Investments (Details) [Line Items]
Long-term debt, description	the Company agreed to issue 183,342 additional shares to the Selling Shareholders if the aggregate value of the ordinary shares initially issued at the closing to the Selling Shareholders was less than $3,000 in fair value as of August 18, 2018. The board of directors approved and 183,342 shares that were issued on January 10, 2019.
Impairment loss		$ 13,000
Long term investment		$ 13,000
Crave Communication Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Agreed to acquire equity percentage	13.80%
Colmei Technology International Ltd [Member]
Long-Term Investments (Details) [Line Items]
Agreed to acquire equity percentage	13.80%
Ordinary shares issued to selling shareholders (in Shares)	473,717
Ordinary fair value	$ 3,000
Ordinary shares to selling shareholders value	$ 10,000